Business Combinations - Additional Information (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Sep. 03, 2019	Jul. 01, 2019	Sep. 01, 2017	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill				$ 1,764,104	$ 1,764,104	$ 1,723,378	$ 1,790,720
Estimated earn-out liability recorded				9,500	9,500
Acquisition costs					7,900	$ 800	$ 8,500
Synarc
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Purchase price	$ 45,187
Adjustment to estimated net working capital acquired				5,200
Goodwill	$ 1,065
Medimix
Business Acquisition [Line Items]
Percentage of voting interests acquired		100.00%
Purchase price		$ 36,800
Cash payments		27,500
Common stock issued		5,000
Estimated contingent consideration		4,300
Acquired definite-lived intangible assets		13,500
Goodwill		20,500
Other net assets primarily related to net working capital		2,800
Potential earn-out payment		$ 10,800
Estimated earn-out liability recorded				$ 9,500	$ 9,500
Optimal
Business Acquisition [Line Items]
Percentage of voting interests acquired			100.00%
Purchase price			$ 24,000
Acquired definite-lived intangible assets			12,000
Goodwill			9,800
Other net assets primarily related to net working capital			$ 2,200